Debt and standby letters of credit facilities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt and standby letters of credit facilities
Debt and standby letters of credit facilities

Note 9. Debt and standby letters of credit facilities

Sirius Group’s debt outstanding as of September 30, 2018 and December 31, 2017 consisted of the following:

(Millions)	September 30, 2018	Effective Rate (1)	December 31, 2017	Effective Rate (1)
2017 SEK Subordinated Notes, at face value	$308.7	3.5%	$335.2	3.5%
Unamortized issuance costs	(4.1)		(4.5)
2017 SEK Subordinated Notes, carrying value	304.6		330.7
2016 SIG Senior Notes, at face value	400.0	4.7%	400.0	4.7%
Unamortized discount	(2.6)		(2.9)
Unamortized issuance costs	(4.3)		(4.6)
2016 SIG Senior Notes, carrying value	393.1		392.5
Total debt	$697.7		$723.2

(1)Effective rate considers the effect of the debt issuance costs.

2017 SEK Subordinated Notes

On September 22, 2017, Sirius Group issued floating rate callable subordinated notes denominated in Swedish kronor (“SEK”) in the amount of SEK 2,750.0 million (or $346.1 million on date of issuance) at a 100% issue price (“2017 SEK Subordinated Notes”). The 2017 SEK Subordinated Notes were issued in an offering that was exempt from the registration requirements of the Securities Act of 1933 (the "Securities Act"). The 2017 SEK Subordinated Notes bear interest on their principal amount at a floating rate equal to the applicable Stockholm Interbank Offered Rate (“STIBOR”) for the relevant interest period plus an applicable margin, payable quarterly in arrears on March 22, June 22, September 22, and December 22 in each year commencing on December 22, 2017, until maturity in September 2047.

Beginning on September 22, 2022, the 2017 SEK Subordinated Notes may be redeemed, in whole or in part, at Sirius Group’s option. In addition, within 90 days following the occurrence of a Specified Event (as defined below), the 2017 SEK Subordinated Notes may be redeemed, in whole but not in part, at Sirius Group’s option. “Specified Event” means (a) an “Additional Amounts  Event” in connection with a change in laws, rules or regulations as a result of which Sirius Group is  obligated to pay additional amounts on the notes in respect of any withholding or deduction for taxes,  (b) a “Tax Event” in connection with a change in laws, rules or regulations as a result of which interest  on the notes is no longer fully deductible by Sirius Group for income tax purposes in the applicable jurisdiction (to the extent that such interest was so deductible as of the time of such Tax Event), (c) a “Rating Methodology Event” in connection with a change in, or clarification to, the rating methodology of Standard & Poor’s or Fitch that results in a materially unfavorable capital treatment of the notes, or  (d) a “Regulatory Event” in connection with a change in, or clarification to, applicable supervisory regulations that results in the notes no longer qualifying as Tier 2 Capital.

Sirius Group incurred $4.6 million in expenses related to the issuance of the 2017 SEK Subordinated Notes (including SEK 27.5 million, or $3.5 million, in underwriting fees), which have been deferred and are being recognized into interest expense over the life of the 2017 SEK Subordinated Notes. For the three months ended September 30, 2018 and 2017, Sirius Group recognized $(1.6) million and $10.0 million, respectively, of foreign currency exchange (losses) gains on the remeasurement of the 2017 SEK Subordinated Notes into U.S. dollars ("USD”) from SEK. For the nine months ended September 30, 2018 and 2017, Sirius Group recognized $26.2 million and $10.0 million, respectively, of foreign currency exchange gains on the remeasurement of the 2017 SEK Subordinated Notes into USD from SEK.

A portion of the proceeds were used to fully redeem the outstanding $250.0 million Sirius International Group, Ltd. Preference Shares (“SIG Preference Shares”). (See Note 12).

Taking into effect the amortization of all underwriting and issuance expenses, and applicable STIBOR, the 2017 SEK Subordinated Notes yield an effective rate of approximately 3.5% per annum. Sirius Group recorded $2.9 million and $0.3 million of interest expense, inclusive of amortization of issuance costs on the 2017 SEK Subordinated Notes for the three months ended September 30, 2018 and 2017, respectively. Sirius Group recorded $8.8 million and $0.3 million of interest expense, inclusive of amortization of issuance costs, on the 2017 SEK Subordinated Notes for the nine months ended September 30, 2018 and 2017, respectively.

2016 SIG Senior Notes

On November 1, 2016, Sirius Group issued $400.0 million face value of senior unsecured notes (“2016 SIG Senior Notes”) at an issue price of 99.209% for net proceeds of $392.4 million after taking into effect both deferrable and non-deferrable issuance costs. The 2016 SIG Senior Notes were issued in an offering that was exempt from the registration requirements of the Securities Act. The 2016 SIG Senior Notes bear an annual interest rate of 4.6%, payable semi-annually in arrears on May 1, and November 1, in each year commencing on May 1, 2017, until maturity in November 2026.

Sirius Group incurred $5.1 million in expenses related to the issuance of the 2016 SIG Senior Notes (including $3.4 million in underwriting fees), which have been deferred and are being recognized into interest expense over the life of the 2016 SIG Senior Notes.

Taking into effect the amortization of the original issue discount and all underwriting and issuance expenses, the 2016 SIG Senior Notes yield an effective rate of approximately 4.7% per annum. Sirius Group recorded $4.7 million and $4.8 million, inclusive of amortization of issuance costs on the 2016 SIG Senior Notes, for the three month periods ended September 30, 2018 and 2017, respectively. Sirius Group recorded $14.3 million of interest expense, inclusive of amortization of issuance costs on the 2016 SIG Senior Notes, for both nine month periods ended September 30, 2018 and 2017.

Standby letter of credit facilities

On November 8, 2017, Sirius International Insurance Corporation (“Sirius International”) entered into four standby letter of credit facility agreements totaling $215 million to provide capital support for Lloyd’s Syndicate 1945. The first letter of credit is a renewal of a $125 million facility with Nordea Bank Finland plc, $100 million of which is issued on an unsecured basis. The second letter of credit is a $25 million secured facility with Lloyd’s Bank plc. Lloyd’s Bank plc had previously participated in this program but in a different capacity. The third letter of credit agreement is a $30 million unsecured facility with Barclays Bank plc. The fourth letter of credit agreement is a $35 million facility with DNB Bank ASA London Branch, $25 million of which is issued on an unsecured basis. Each facility is renewable annually. The above referenced facilities are subject to various affirmative, negative and financial covenants that the Company considers to be customary for such borrowings, including certain minimum net worth and maximum debt to capitalization standards.

Sirius International has other secured letter of credit and trust arrangements with various financial institutions to support its insurance operations. As of September 30, 2018 and December 31, 2017, these secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust of SEK 2.3 billion and SEK 2.1 billion, respectively, or $255.1 million and $261.2 million , respectively (based on the September 30, 2018 and December 31, 2017 SEK to USD exchange rates). As of September 30, 2018 and December 31, 2017, Sirius America Insurance Company’s trust arrangements were collateralized by pledged assets and assets in trust of $56.3 million and $55.8 million, respectively. As of September 30, 2018 and December 31, 2017, Sirius Bermuda’s trust arrangements were collateralized by pledged assets and assets in trust of $195.8 million and $123.3 million, respectively.

Revolving credit facility

In February 2018, Sirius Group, through its indirectly wholly-owned subsidiary Sirius International Group, Ltd. entered into a three-year, $300 million senior unsecured revolving credit facility (the "Facility"). The Facility provides access to loans for working capital and general corporate purposes, and letters of credit to support obligations under insurance and reinsurance agreements and retrocessional agreements. The Facility is subject to various affirmative, negative and financial covenants that Sirius Group considers to be customary for such borrowings, including certain minimum net worth, maximum debt to capitalization and financial strength rating standards. As of September 30, 2018, there were no outstanding borrowings under the Facility.

Debt and standby letter of credit facility covenants

As of September 30, 2018, Sirius Group was in compliance with all of the covenants under the 2017 SEK Subordinated Notes, the 2016 SIG Senior Notes, the Nordea facility, the Lloyd’s Bank facility, the Barclays Bank facility, and the DNB Bank ASA London Branch facility.

Interest

Total interest expense incurred by Sirius Group for its indebtedness for the three months ended September 30, 2018 and 2017 was $7.6 million and $5.0 million, respectively. Total interest expense incurred by Sirius Group for its indebtedness for the nine months ended September 30, 2018 and 2017 was $23.1 million and $14.6 million, respectively. Total interest paid by Sirius Group for its indebtedness for the three months ended September 30, 2018 was $2.9 million. Sirius Group did not pay any interest for its indebtedness for the three months ended September 30, 2017. Total interest paid by Sirius Group for its indebtedness for the nine months ended September 30, 2018 and 2017 was $17.9 million and $9.9 million, respectively.

Note 11. Debt and standby letters of credit facilities

Sirius Group’s debt outstanding as of December 31, 2017 and 2016 consisted of the following:

	December 31,	Effective	December 31,	Effective
	2017	Rate (1)	2016	Rate (1)
	(Millions)
2017 SEK Subordinated Notes, at face value	$335.2	3.5%	$—
Unamortized issuance costs	(4.5)		—
2017 SEK Subordinated Notes, carrying value	330.7		—
2016 SIG Senior Notes, at face value	400.0	4.7%	400.0	4.7%
Unamortized discount	(2.9)		(3.1)
Unamortized issuance costs	(4.6)		(4.4)
2016 SIG Senior Notes, carrying value	392.5		392.5
Old Lyme Note	—		3.7	3.6%
Total debt	$723.2		$396.2

(1)Effective rate considers the effect of the debt issuance costs.

A schedule of contractual repayments of Sirius Group’s debt as of December 31, 2017 follows:

December 31,
2017
(Millions)
Due in one year or less	$—
Due in one to three years	—
Due in three to five years	—
Due after five years	735.2
Total	$735.2

2017 SEK Subordinated Notes

On September 22, 2017, Sirius Group issued floating rate callable subordinated notes denominated in Swedish kronor (“SEK”) in the amount of SEK 2,750.0 million (or $346.1 million on date of issuance) at a 100% issue price (“2017 SEK Subordinated Notes”). The 2017 SEK Subordinated Notes were issued in an offering that was exempt from the registration requirements of the Securities Act of 1933. The 2017 SEK Subordinated Notes bear interest on their principal amount at a floating rate equal to the applicable Stockholm Interbank Offered Rate (“STIBOR”) for the relevant interest period plus an applicable margin, payable quarterly in arrears on March 22, June 22, September 22, and December 22 in each year commencing on December 22, 2017, until maturity in September 2047.

Beginning on September 22, 2022, the 2017 SEK Subordinated Notes may be redeemed, in whole or in part, at Sirius Group’s option. In addition, within 90 days following the occurrence of a Specified Event (as defined below), the 2017 SEK Subordinated Notes may be redeemed, in whole but not in part, at Sirius Group’s option. “Specified Event” means (a) an “Additional Amounts  Event” in connection with a change in laws, rules or regulations as a result of which Sirius Group is  obligated to pay additional amounts on the notes in respect of any withholding or deduction for taxes,  (b) a “Tax Event” in connection with a change in laws, rules or regulations as a result of which interest  on the notes is no longer fully deductible by Sirius Group for income tax purposes in the applicable jurisdiction (to the extent that such interest was so deductible as of the time of such tax event), (c) a “Rating Methodology Event” in connection with a change in, or clarification to, the rating methodology of Standard & Poor’s or Fitch that results in a materially unfavorable capital treatment of the notes, or  (d) a “Regulatory Event” in connection with a change in, or clarification to, applicable supervisory regulations that results in the notes no longer qualifying as Tier 2 Capital.

Sirius Group incurred $4.6 million in expenses related to the issuance of the 2017 SEK Subordinated Notes (including SEK 27.5 million, or $3.5 million, in underwriting fees), which have been deferred and are being recognized into interest expense over the life of the 2017 SEK Subordinated Notes.

A portion of the proceeds were used to fully redeem the outstanding $250.0 million Sirius International Group, Ltd. Preference Shares (“SIG Preference Shares”). (See Note 15).

Taking into effect the amortization of all underwriting and issuance expenses, and applicable STIBOR, the 2017 SEK Subordinated Notes yield an effective rate of approximately 3.5% per annum. Sirius Group recorded $3.3 million of interest expense, inclusive of amortization of issuance costs, on the 2017 SEK Subordinated Notes for the year ended December 31, 2017.

2016 SIG Senior Notes

On November 1, 2016, Sirius Group issued $400.0 million face value of senior unsecured notes (“2016 SIG Senior Notes”) at an issue price of 99.209% for net proceeds of $392.4 million after taking into effect both deferrable and non-deferrable issuance costs. The SIG Senior Notes were issued in an offering that was exempt from the registration requirements of the Securities Act of 1933. The 2016 SIG Senior Notes bear an annual interest rate of 4.6%, payable semi-annually in arrears on May 1 and November 1, in each year commencing on May 1, 2017, until maturity in November 2026.

Sirius Group incurred $5.1 million in expenses related to the issuance of the 2016 SIG Senior Notes (including $3.4 million in underwriting fees), which have been deferred and are being recognized into interest expense over the life of the 2016 SIG Senior Notes.

Taking into effect the amortization of the original issue discount and all underwriting and issuance expenses, the 2016 SIG Senior Notes yield an effective rate of approximately 4.7% per annum. Sirius Group recorded $19.1 and $3.2 million of interest expense, inclusive of amortization of issuance costs, on the 2016 SIG Senior Notes for the years ended December 31, 2017 and 2016, respectively.

2007 SIG Senior Notes

During 2016, using the funds received from the issuance of the 2016 SIG Senior Notes, Sirius Group retired the $400.0 million face value of senior unsecured notes that were issued in 2007 (“2007 SIG Senior Notes”). The retirement of the 2007 SIG Senior Notes resulted in a $5.7 million loss recorded in interest expense, which includes the write-off of the remaining $0.1 million in unamortized deferred costs and original issue discount at the time of retirement.

In anticipation of the issuance of the 2007 SIG Senior Notes, Sirius Group entered into an interest rate lock agreement to hedge its interest rate exposure from the date of the agreement until the pricing of the 2007 SIG Senior Notes. The agreement was terminated on March 15, 2007 with a loss of $2.4 million, which was recorded in other comprehensive income. The loss was reclassified from accumulated other comprehensive income over the life of the 2007 SIG Senior Notes using the interest method and was included in interest expense until it was retired in 2016. When the 2007 SIG Senior Notes were retired, the $0.1 million loss remaining in accumulated other comprehensive income was reclassified to interest expense.

Prior to retirement, taking into effect the amortization of the original issue discount and all underwriting and issuance expenses, including the interest rate lock agreement, the 2007 SIG Senior Notes yielded an effective rate of approximately 6.5% per annum. Sirius Group recorded $31.2 million and $26.3 million of interest expense, inclusive of loss on repurchase, amortization of issuance costs and the interest rate lock agreement, on the 2007 SIG Senior Notes for each of the years ended December 31, 2016, and 2015, respectively.

Old Lyme Note

On April 25, 2017, Sirius Group made a payment of $3.8 million to retire the Old Lyme Note that was originally issued as part of the acquisition of the runoff loss reserve portfolio of Old Lyme Insurance Company Ltd. As part of the acquisition in 2011, Sirius Group entered into a five-year $2.1 million note that was subject to upward adjustments for favorable loss reserve development (up to 50% of $6.0 million) and downward adjustments for any adverse loss reserve development. From inception, Sirius Group had favorable loss reserve development of $3.4 million on the Old Lyme loss reserve position that resulted in an increase of $1.7 million on the Old Lyme Note.

Standby Letter of Credit Facilities

On November 8, 2017, Sirius International entered into four standby letter of credit facility agreements totaling $215 million to provide capital support for Syndicate 1945. The first letter of credit is a renewal of a $125 million facility with Nordea Bank Finland plc, $100 million of which is issued on an unsecured basis. The second letter of credit is a $25 million secured facility with Lloyds Bank plc. Lloyds Bank plc had previously participated on this program but at a different capacity. The third letter of credit agreement is a $30 million unsecured facility with Barclays Bank plc. The fourth letter of credit agreement is a $35 million facility with DNB Bank ASA London Branch, $25 million of which is issued on an unsecured basis. Each facility is renewable annually. The above referenced facilities are subject to various affirmative, negative and financial covenants that the Company considers to be customary for such borrowings, including certain minimum net worth and maximum debt to capitalization standards.

Sirius International has other secured letter of credit and trust arrangements with various financial institutions to support its insurance operations. As of December 31, 2017 and 2016, respectively, these secured letter of credit and trust arrangements were collateralized by pledged assets and assets in trust of SEK 2.1 billion and SEK 1.8 billion, or $261.2 million and $203.0 million (based on the December 31, 2017 and December 31, 2016 SEK to USD exchange rates). As of December 31, 2017 and 2016, respectively, Sirius America’s trust arrangements were collateralized by pledged assets and assets in trust of $55.8 million and $18.8 million. As of December 31, 2017, Sirius Bermuda Insurance Company’s (“Sirius Bermuda”) trust arrangements were collateralized by pledged assets and assets in trust of $123.3 million. At December 31, 2016, Sirius Bermuda did not have any trust arrangements that were collateralized by pledged assets and assets in trust.

Debt and Standby Letter of Credit Facility Covenants

As of December 31, 2017, Sirius Group was in compliance with all of the covenants under the 2016 SIG Senior Notes, 2017 SEK Subordinated Notes, the Nordea facility, the Lloyd’s Bank facility, Barclays Bank facility, and the DNB Bank ASA London Branch facility.

Interest

Total interest expense incurred by Sirius Group for its indebtedness was $22.4 million, $34.6 million, and  $26.6 million in 2017, 2016, and 2015. Total interest paid by Sirius Group for its indebtedness was $22.0 million, $31.6 million, and $25.5 million in 2017, 2016, and 2015, respectively.